Restructuring Costs (Details) - USD ($) $ in Millions	12 Months Ended			24 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2015
Restructuring Cost and Reserve [Line Items]
Restructuring Costs	$ 126	$ 36	$ 0	$ 162
Restructuring Reserve	26	11	0	26
Payments for Restructuring	(111)	(25)
Restructuring Charges	126	36
Contract Termination [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Costs	36	16		52
Restructuring Reserve	15	5	0	15
Payments for Restructuring	(26)	(11)
Restructuring Charges	36	16
Other Restructuring [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Costs	90	20		110
Restructuring Reserve	11	6	0	11
Payments for Restructuring	(85)	(14)
Restructuring Charges	90	20
Willis North America Inc [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Costs	31	3		34
Willis North America Inc [Member] | Contract Termination [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Costs	8	3		11
Willis North America Inc [Member] | Other Restructuring [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Costs	23	0		23
International [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Costs	26	5		31
International [Member] | Contract Termination [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Costs	8	3		11
International [Member] | Other Restructuring [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Costs	18	2		20
Willis GB formerly Global [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Costs	27	10		37
Willis GB formerly Global [Member] | Contract Termination [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Costs	10	9		19
Willis GB formerly Global [Member] | Other Restructuring [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Costs	17	1		18
Capital, Wholesale & Reinsurance [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Costs	9	1		10
Capital, Wholesale & Reinsurance [Member] | Contract Termination [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Costs	7	1		8
Capital, Wholesale & Reinsurance [Member] | Other Restructuring [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Costs	2	0		2
Corporate Segment [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Costs	33	17		50
Restructuring Charges	33	17	$ 0
Corporate Segment [Member] | Contract Termination [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Costs	3	0		3
Corporate Segment [Member] | Other Restructuring [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Costs	$ 30	$ 17		$ 47